Basis Of Financial Statements And Summary Of Significant Accounting Policies (Schedule Of Estimated Useful Lives Of Premises And Equipment) (Detail)	12 Months Ended
Mar. 31, 2013
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	15 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	50 years
Equipment And Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	2 years
Equipment And Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	20 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	39 years